Contingencies and Commitments (Details Narrative) - CLP ($)		12 Months Ended
	Dec. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 17, 2020
IfrsStatementLineItems [Line Items]
Capital commitments		$ 156,901,381,000	$ 160,086,184,000	$ 129,447,840,000
Explanation about the presentation of significant legal proceedings		all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 in the case of chilean companies and USD 25,000 for cases of foreign companies.
Legal proceedings provision		$ 2,645,803,000	$ 2,753,316,000
Notional amount					$ 3,000,000,000
Banco Del Estado De Chile [Member]
IfrsStatementLineItems [Line Items]
Minimum percentage holding in subsidiary		50.10%
Notional amount		$ 16,000,000,000
Bebidas Bolivianas B B O S. A. [Member]
IfrsStatementLineItems [Line Items]
Minimum percentage holding in subsidiary		51.00%
Ccu Inversiones [Member]
IfrsStatementLineItems [Line Items]
Minimum percentage holding in subsidiary	110.00%
Notional amount		$ 178,000,000,000
Computer software [member]
IfrsStatementLineItems [Line Items]
Capital commitments		$ 38,958,742,000